Income Taxes (Details Narrative) - USD ($) $ in Thousands					6 Months Ended	12 Months Ended
	Jan. 04, 2017	Apr. 01, 2015	Apr. 01, 2014	Mar. 31, 2014	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Income tax rate						34.00%	34.00%
Revaluation of deferred tax assets and liabilities						$ 17,300
Accrued liabilities					$ 1,600
Adjustments of accruals and prepaid tax assets					$ 209
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate						21.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate						35.00%
Foreign Tax Authority [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate	25.00%
Reduction in standard corporate income tax rate	1.50%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate							25.00%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate							26.50%
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate		20.00%	21.00%	23.00%
Description of standard corporate income tax rate							The rate further reduced to 19% effective April 1, 2017.
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Photo Therapeutics Limited [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards						$ 12,800
Percentage of valuation allowance						100.00%
Federal Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards						$ 12,500
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year						2022
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year						2037